ACQUISITION OF TRANSTAR, LLC. - Narrative (Details) $ in Thousands					12 Months Ended
	Jul. 28, 2021 USD ($)	Jul. 28, 2021 USD ($)	Jul. 28, 2021 USD ($) freightRailroad	Jul. 28, 2021 USD ($) switchingCompany	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Business Acquisition [Line Items]
Cash consideration					$ 627,090	$ 0	$ 0
Transaction related costs					14,826	1,658	$ 9,134
Debt, net					$ 718,624	$ 278,473
Bridge Loans
Business Acquisition [Line Items]
Debt, net	$ 650,000	$ 650,000	$ 650,000	$ 650,000
Maximum
Business Acquisition [Line Items]
Period for closing of business combination					12 months
Railroad
Business Acquisition [Line Items]
Percent interest acquired	100.00%	100.00%	100.00%	100.00%
Cash consideration		$ 636,000
Number of segment components			5	1
Consideration term	15 years
Consideration, minimum volume commitments term	5 years
Transaction related costs					$ 9,800